Cash and cash equivalents and financial assets, Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 24,554	SFr 91,000
CHF [Member]
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	22,000	SFr 91,000
USD [Member]
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 2,554